Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Current assets
Cash and cash equivalents	$ 63,297	$ 106,678
Trade accounts receivable	4,772	2,497
Prepayments and other assets	3,046	3,943
Inventories	5,315	4,761
Assets held for sale (Note 5)	29,027	0
Total current assets	105,457	117,879
Fixed assets
Vessels, net (Note 5)	1,265,196	1,367,731
Total fixed assets	1,265,196	1,367,731
Other non-current assets
Above market acquired charters (Note 6)	75,035	90,243
Deferred charges, net	1,519	4,154
Restricted cash (Note 7)	18,000	18,000
Prepayments and other assets	1,009	598
Total non-current assets	1,360,759	1,480,726
Total assets	1,466,216	1,598,605
Current liabilities
Current portion of long-term debt, net (Note 7)	50,514	39,568
Trade accounts payable	9,631	8,686
Due to related parties (Note 4)	14,234	16,095
Accrued liabilities (Note 9)	15,111	7,861
Deferred revenue, current (Note 4)	18,800	19,986
Liability associated with vessel held for sale (Notes 5, 7)	14,781	0
Total current liabilities	123,071	92,196
Long-term liabilities
Long-term debt, net (Note 7)	403,820	562,619
Deferred revenue	5,920	16,033
Total long-term liabilities	409,740	578,652
Total liabilities	532,811	670,848
Commitments and contingencies (Note 16)
Partners' capital
General Partner	16,427	16,685
Limited Partners - Common (127,246,692 and 122,094,633 units issued and outstanding at December 31, 2017 and 2016, respectively)	806,472	800,566
Limited Partners - Preferred (12,983,333 Class B units issued and outstanding at December 31, 2017 and 2016)	110,506	110,506
Total partners' capital	933,405	927,757
Total liabilities and partners' capital	$ 1,466,216	$ 1,598,605